Components of the Net Periodic Pension Cost (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Service cost	$ 991	¥ 82,422	¥ 75,558	¥ 84,206
Interest cost	631	52,502	50,559	52,959
Expected return on plan assets	(509)	(42,364)	(32,251)	(43,053)
Amortization of prior service costs	(289)	(24,032)	(15,063)	(17,677)
Recognized net actuarial loss	194	16,095	27,246	5,752
Amortization of net transition obligation	23	1,944	1,944	1,944
Net periodic pension cost	$ 1,041	¥ 86,567	¥ 107,993	¥ 84,131